Long-Term Debt - Revolvers - Additional Information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2017 USD ($) credit_facility vessel	Dec. 31, 2016 USD ($)
Line of Credit
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers, remainder of 2017 | $	$ 184.2
Reduction in the total amount available under revolvers, 2018 | $	$ 253.7
Months required to repay all borrowings	12 months
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities	1
First-priority Mortgages
Debt Instrument [Line Items]
Number of credit facilities	2
Number of vessels | vessel	4
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities	3
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of credit facilities	2
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of credit facilities	1
Borrowings provided under revolving credit facilities | $	$ 437.9	$ 451.9
Undrawn amount of revolving credit facilities | $	$ 160.0	$ 243.7
Revolving Credit Facilities | Line of Credit | LIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.55%
Revolving Credit Facilities | Line of Credit | LIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	1.25%